CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited)	September 30, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
COMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications Inc.	150,675	$8,963,656

Entertainment - 1.6%
Walt Disney Co.	56,930	7,063,874

Media - 3.4%
Comcast Corp., Class A Shares	322,700	14,928,102

TOTAL COMMUNICATION SERVICES		30,955,632

CONSUMER DISCRETIONARY - 2.5%
Specialty Retail - 2.5%
Home Depot Inc.	39,290	10,911,226

CONSUMER STAPLES - 11.7%
Beverages - 1.9%
Coca-Cola Co.	170,830	8,433,877

Food & Staples Retailing - 2.1%
Walmart Inc.	67,600	9,457,916

Food Products - 4.9%
Mondelez International Inc., Class A Shares	177,110	10,174,969
Nestle SA, ADR	96,120	11,462,791

Total Food Products		21,637,760

Household Products - 2.8%
Procter & Gamble Co.	87,900	12,217,221

TOTAL CONSUMER STAPLES		51,746,774

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Enbridge Inc.	173,309	5,060,623
Kinder Morgan Inc.	446,350	5,503,496
Williams Cos. Inc.	490,470	9,637,735

TOTAL ENERGY		20,201,854

FINANCIALS - 13.0%
Banks - 4.7%
Bank of America Corp.	258,310	6,222,688
JPMorgan Chase & Co.	63,250	6,089,077
PNC Financial Services Group Inc.	43,200	4,748,112
US Bancorp	98,660	3,536,961

Total Banks		20,596,838

Capital Markets - 4.4%
Apollo Global Management Inc.	170,500	7,629,875
Blackstone Group Inc., Class A Shares	229,000	11,953,800

Total Capital Markets		19,583,675

See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2020 Quarterly Report	1

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Insurance - 3.9%
American International Group Inc.	183,300	$5,046,249
MetLife Inc.	158,536	5,892,783
Travelers Cos. Inc.	60,450	6,540,086

Total Insurance		17,479,118

TOTAL FINANCIALS		57,659,631

HEALTH CARE - 11.3%
Health Care Equipment & Supplies - 1.5%
Becton Dickinson and Co.	28,610	6,656,975

Health Care Providers & Services - 1.9%
UnitedHealth Group Inc.	27,410	8,545,616

Pharmaceuticals - 7.9%
Johnson & Johnson	68,360	10,177,437
Merck & Co. Inc.	133,580	11,080,461
Pfizer Inc.	194,410	7,134,847
Zoetis Inc.	41,010	6,781,823

Total Pharmaceuticals		35,174,568

TOTAL HEALTH CARE		50,377,159

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.7%
Raytheon Technologies Corp.	208,474	11,995,594

Air Freight & Logistics - 2.8%
United Parcel Service Inc., Class B Shares	73,100	12,180,653

Commercial Services & Supplies - 2.1%
Waste Management Inc.	81,540	9,227,882

Machinery - 0.6%
Otis Worldwide Corp.	44,235	2,761,148

Road & Rail - 2.0%
Union Pacific Corp.	45,400	8,937,898

TOTAL INDUSTRIALS		45,103,175

INFORMATION TECHNOLOGY - 21.0%
IT Services - 4.8%
Mastercard Inc., Class A Shares	36,430	12,319,533
Visa Inc., Class A Shares	45,110	9,020,647

Total IT Services		21,340,180

Semiconductors & Semiconductor Equipment - 3.8%
Broadcom Inc.	16,390	5,971,205
Intel Corp.	45,830	2,373,077
Texas Instruments Inc.	59,620	8,513,140

Total Semiconductors & Semiconductor Equipment		16,857,422

See Notes to Schedule of Investments.

2	ClearBridge Variable Dividend Strategy Portfolio 2020 Quarterly Report

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Software - 6.6%
Microsoft Corp.	129,130	$27,159,913
Oracle Corp.	36,510	2,179,647

Total Software		29,339,560

Technology Hardware, Storage & Peripherals - 5.8%
Apple Inc.	222,916	25,815,902

TOTAL INFORMATION TECHNOLOGY		93,353,064

MATERIALS - 9.3%
Chemicals - 6.9%
Ecolab Inc.	44,310	8,854,910
Linde PLC	45,060	10,730,138
PPG Industries Inc.	90,280	11,021,383

Total Chemicals		30,606,431

Construction Materials - 1.7%
Vulcan Materials Co.	55,780	7,560,421

Containers & Packaging - 0.7%
International Paper Co.	72,360	2,933,474

TOTAL MATERIALS		41,100,326

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	40,950	9,898,844
Boston Properties Inc.	39,590	3,179,077

TOTAL REAL ESTATE		13,077,921

UTILITIES - 5.8%
Electric Utilities - 3.0%
Edison International	112,512	5,720,110
NextEra Energy Inc.	27,230	7,557,959

Total Electric Utilities		13,278,069

Multi-Utilities - 2.8%
Public Service Enterprise Group Inc.	103,650	5,691,421
Sempra Energy	17,080	2,021,589
WEC Energy Group Inc.	49,590	4,805,271

Total Multi-Utilities		12,518,281

TOTAL UTILITIES		25,796,350

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $250,731,663)		440,283,112

See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2020 Quarterly Report	3

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.010%	2,914,999	$2,914,999
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.017%	728,750	728,750	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,643,749)			3,643,749

TOTAL INVESTMENTS - 100.0% (Cost - $254,375,412)			443,926,861
Other Assets in Excess of Liabilities - 0.0%††			154,259

TOTAL NET ASSETS - 100.0%			$444,081,120

††	Represents less than 0.1%.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2020, the total market value of investments in Affiliated Companies was $728,750 and the cost was $728,750 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Dividend Strategy Portfolio 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$440,283,112	—	—	$440,283,112
Short-Term Investments†	3,643,749	—	—	3,643,749

Total Investments	$443,926,861	—	—	$443,926,861

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2020. The following transactions were effected in such company for the period ended September 30, 2020.

	Affiliate Value at December 31,	Purchased		Sold
	2019	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,232,559	$6,904,473	6,904,473	$9,408,282	9,408,282

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$10,110	—	$728,750

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